PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)

Common Stocks – 53.9% of Net Assets
	Aerospace & Defense – 0.9%
45	Axon Enterprise, Inc.(a)	$5,049
369	Boeing Co. (The)(a)	54,922
58	General Dynamics Corp.	13,719
8	L3Harris Technologies, Inc.	1,858
14	Lockheed Martin Corp.	6,050
64	Moog, Inc., Class A	5,112
8	Northrop Grumman Corp.	3,515
127	Raytheon Technologies Corp.	12,053

		102,278

	Air Freight & Logistics – 0.4%
168	Expeditors International of Washington, Inc.	16,644
15	FedEx Corp.	2,981
81	GXO Logistics, Inc.(a)	4,795
82	United Parcel Service, Inc., Class B	14,758

		39,178

	Airlines – 0.1%
203	Delta Air Lines, Inc.(a)	8,735
654	JetBlue Airways Corp.(a)	7,201

		15,936

	Auto Components – 0.3%
16	Aptiv PLC(a)	1,702
450	BorgWarner, Inc.	16,574
442	Dana, Inc.	6,546
59	Visteon Corp.(a)	6,178

		31,000

	Automobiles – 1.0%
217	Ford Motor Co.	3,073
698	General Motors Co.(a)	26,461
83	Tesla, Inc.(a)	72,273
63	Thor Industries, Inc.	4,823

		106,630

	Banks – 2.7%
317	Ameris Bancorp	13,219
606	Bank of America Corp.	21,622
305	Cadence Bank	7,637
736	Citigroup, Inc.	35,483
286	Citizens Financial Group, Inc.	11,268
132	Cullen/Frost Bankers, Inc.	17,462
110	Fifth Third Bancorp	4,128
1,475	FNB Corp.	16,992
1,029	Fulton Financial Corp.	15,610
599	Huntington Bancshares, Inc.	7,877
272	International Bancshares Corp.	10,823

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
64	JPMorgan Chase & Co.	$7,639
639	KeyCorp	12,339
54	M&T Bank Corp.	8,999
42	PNC Financial Services Group, Inc. (The)	6,976
373	Regions Financial Corp.	7,729
388	Truist Financial Corp.	18,760
421	Trustmark Corp.	11,738
224	U.S. Bancorp	10,877
256	Webster Financial Corp.	12,797
630	Wells Fargo & Co.	27,487
112	Wintrust Financial Corp.	9,780

		297,242

	Beverages – 1.8%
45	Boston Beer Co., Inc. (The), Class A(a)	16,875
289	Coca-Cola Co. (The)	18,672
128	Constellation Brands, Inc., Class A	31,500
1,666	Keurig Dr Pepper, Inc.	62,308
707	Monster Beverage Corp.(a)	60,576
88	PepsiCo, Inc.	15,110

		205,041

	Biotechnology – 1.8%
125	AbbVie, Inc.	18,360
235	Alnylam Pharmaceuticals, Inc.(a)	31,356
59	Amgen, Inc.	13,758
150	Arrowhead Pharmaceuticals, Inc.(a)	6,167
14	Biogen, Inc.(a)	2,904
175	BioMarin Pharmaceutical, Inc.(a)	14,236
269	CRISPR Therapeutics AG(a)	13,348
39	Ligand Pharmaceuticals, Inc.(a)	3,622
66	Moderna, Inc.(a)	8,871
77	Neurocrine Biosciences, Inc.(a)	6,932
122	Regeneron Pharmaceuticals, Inc.(a)	80,411

		199,965

	Building Products – 0.5%
119	Builders FirstSource, Inc.(a)	7,327
44	Carlisle Cos., Inc.	11,412
140	Carrier Global Corp.	5,358
43	Johnson Controls International PLC	2,574
44	Lennox International, Inc.	9,380
131	Owens Corning	11,912
83	Trex Co., Inc.(a)	4,830

		52,793

	Capital Markets – 2.8%
17	Ameriprise Financial, Inc.	4,513
639	Bank of New York Mellon Corp. (The)	26,876
9	BlackRock, Inc.	5,622
790	Charles Schwab Corp. (The)	52,401

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
26	CME Group, Inc.	$5,703
67	FactSet Research Systems, Inc.	27,034
99	Goldman Sachs Group, Inc. (The)	30,244
261	Intercontinental Exchange, Inc.	30,226
218	Janus Henderson Group PLC	6,645
462	KKR & Co., Inc.	23,548
30	Moody’s Corp.	9,494
50	Morgan Stanley	4,029
51	MSCI, Inc.	21,484
81	Northern Trust Corp.	8,347
387	SEI Investments Co.	21,564
422	State Street Corp.	28,261
42	Virtus Investment Partners, Inc.	7,441

		313,432

	Chemicals – 0.6%
276	Dow, Inc.	18,354
38	DuPont de Nemours, Inc.	2,505
15	Ecolab, Inc.	2,540
119	HB Fuller Co.	7,937
84	Innospec, Inc.	8,006
17	International Flavors & Fragrances, Inc.	2,062
29	Linde PLC	9,047
101	Minerals Technologies, Inc.	6,425
15	PPG Industries, Inc.	1,920
14	Sherwin-Williams Co. (The)	3,850
58	Stepan Co.	5,922

		68,568

	Commercial Services & Supplies – 0.2%
62	MSA Safety, Inc.	7,483
72	Tetra Tech, Inc.	10,028
123	Viad Corp.(a)	4,028
21	Waste Management, Inc.	3,453

		24,992

	Communications Equipment – 0.3%
28	Arista Networks, Inc.(a)	3,236
147	Ciena Corp.(a)	8,110
276	Cisco Systems, Inc.	13,518
9	F5, Inc.(a)	1,507
81	Lumentum Holdings, Inc.(a)	6,578

		32,949

	Construction & Engineering – 0.2%
241	AECOM	17,005

	Consumer Finance – 1.3%
1,191	Ally Financial, Inc.	47,592
307	American Express Co.	53,636
308	Capital One Financial Corp.	38,383

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
168	Green Dot Corp., Class A(a)	$4,449

		144,060

	Containers & Packaging – 0.1%
32	Ball Corp.	2,597
66	International Paper Co.	3,055
168	WestRock Co.	8,321

		13,973

	Distributors – 0.0%
42	Genuine Parts Co.	5,462

	Diversified Consumer Services – 0.2%
125	Grand Canyon Education, Inc.(a)	11,996
147	Service Corp. International	9,645

		21,641

	Diversified Telecommunication Services – 0.2%
1,892	Lumen Technologies, Inc.	19,034

	Electric Utilities – 0.4%
159	American Electric Power Co., Inc.	15,758
43	Eversource Energy	3,758
82	IDACORP, Inc.	8,625
153	NextEra Energy, Inc.	10,866

		39,007

	Electrical Equipment – 0.6%
32	Acuity Brands, Inc.	5,519
66	Eaton Corp. PLC	9,571
42	Emerson Electric Co.	3,788
55	Hubbell, Inc.	10,745
537	Plug Power, Inc.(a)	11,288
54	Rockwell Automation, Inc.	13,644
672	Sunrun, Inc.(a)	13,427

		67,982

	Electronic Equipment, Instruments & Components – 0.6%
153	Avnet, Inc.	6,680
9	CDW Corp.	1,469
156	Cognex Corp.	10,550
35	Coherent, Inc.(a)	9,376
106	Corning, Inc.	3,730
167	Itron, Inc.(a)	7,979
10	Keysight Technologies, Inc.(a)	1,403
30	Littelfuse, Inc.	6,878
101	TE Connectivity Ltd.	12,603
13	Trimble, Inc.(a)	867

		61,535

	Energy Equipment & Services – 0.2%
792	Archrock, Inc.	6,898

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
85	Baker Hughes Co.	$2,637
346	ChampionX Corp.	7,301
117	Schlumberger NV	4,564

		21,400

	Entertainment – 1.3%
53	Activision Blizzard, Inc.	4,007
134	Electronic Arts, Inc.	15,819
201	Netflix, Inc.(a)	38,262
153	Take-Two Interactive Software, Inc.(a)	18,285
487	Walt Disney Co. (The)(a)	54,364
667	Warner Bros Discovery, Inc.(a)	12,106

		142,843

	Food & Staples Retailing – 0.6%
119	BJ’s Wholesale Club Holdings, Inc.(a)	7,658
9	Costco Wholesale Corp.	4,785
69	Kroger Co. (The)	3,723
293	SpartanNash Co.	10,044
374	Sprouts Farmers Market, Inc.(a)	11,145
187	Sysco Corp.	15,985
90	Walgreens Boots Alliance, Inc.	3,816
47	Walmart, Inc.	7,191

		64,347

	Food Products – 0.4%
100	Campbell Soup Co.	4,722
110	Darling Ingredients, Inc.(a)	8,073
71	General Mills, Inc.	5,022
161	Hain Celestial Group, Inc. (The)(a)	5,400
67	Hormel Foods Corp.	3,510
80	Ingredion, Inc.	6,809
21	J.M. Smucker Co. (The)	2,876
36	Kellogg Co.	2,466
18	McCormick & Co., Inc.	1,810
59	Mondelez International, Inc., Class A	3,804

		44,492

	Gas Utilities – 0.2%
269	New Jersey Resources Corp.	11,610
92	ONE Gas, Inc.	7,762

		19,372

	Health Care Equipment & Supplies – 0.9%
5	Align Technology, Inc.(a)	1,450
23	Baxter International, Inc.	1,634
35	Becton Dickinson & Co.	8,652
11	Cooper Cos., Inc. (The)	3,971
5	DexCom, Inc.(a)	2,043
41	Edwards Lifesciences Corp.(a)	4,337
7	Embecta Corp.(a)	213

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
85	Globus Medical, Inc., Class A(a)	$5,629
97	Haemonetics Corp.(a)	4,915
34	Hologic, Inc.(a)	2,448
64	Intuitive Surgical, Inc.(a)	15,315
43	Penumbra, Inc.(a)	7,420
39	STAAR Surgical Co.(a)	2,226
137	STERIS PLC	30,695
15	Stryker Corp.	3,619
57	Tandem Diabetes Care, Inc.(a)	5,499
9	Teleflex, Inc.	2,571

		102,637

	Health Care Providers & Services – 1.7%
30	Amedisys, Inc.(a)	3,829
12	Anthem, Inc.	6,023
60	Centene Corp.(a)	4,833
20	Chemed Corp.	9,828
20	Cigna Corp.	4,936
247	CVS Health Corp.	23,744
78	DaVita, Inc.(a)	8,453
79	Encompass Health Corp.	5,438
287	HCA Healthcare, Inc.	61,576
40	Henry Schein, Inc.(a)	3,244
73	Humana, Inc.	32,453
11	Laboratory Corp. of America Holdings(a)	2,643
208	MEDNAX, Inc.(a)	3,852
22	Quest Diagnostics, Inc.	2,944
216	Select Medical Holdings Corp.	4,884
116	Tenet Healthcare Corp.(a)	8,411

		187,091

	Health Care Technology – 0.5%
385	Allscripts Healthcare Solutions, Inc.(a)	7,954
25	Cerner Corp.	2,341
645	Doximity, Inc., Class A(a)	25,716
124	Veeva Systems, Inc., Class A(a)	22,562

		58,573

	Hotels, Restaurants & Leisure – 1.5%
23	Booking Holdings, Inc.(a)	50,837
14	Expedia Group, Inc.(a)	2,447
155	Hilton Worldwide Holdings, Inc.(a)	24,070
94	Jack in the Box, Inc.	7,779
30	McDonald’s Corp.	7,475
153	Six Flags Entertainment Corp.(a)	5,855
395	Starbucks Corp.	29,483
204	Travel & Leisure Co.	11,318
426	Yum China Holdings, Inc.	17,807
126	Yum! Brands, Inc.	14,743

		171,814

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.4%
40	DR Horton, Inc.	$2,784
245	KB Home	7,945
98	Meritage Homes Corp.(a)	8,090
378	PulteGroup, Inc.	15,785
330	Taylor Morrison Home Corp.(a)	8,643

		43,247

	Household Products – 0.5%
333	Colgate-Palmolive Co.	25,658
114	Kimberly-Clark Corp.	15,827
117	Procter & Gamble Co. (The)	18,784

		60,269

	Independent Power & Renewable Electricity Producers – 0.2%
110	AES Corp. (The)	2,246
274	NextEra Energy Partners LP	18,265
205	Sunnova Energy International, Inc.(a)	3,540

		24,051

	Industrial Conglomerates – 0.3%
78	3M Co.	11,249
191	General Electric Co.	14,239
39	Honeywell International, Inc.	7,547

		33,035

	Insurance – 1.8%
37	Aflac, Inc.	2,119
40	Allstate Corp. (The)	5,062
598	American International Group, Inc.	34,989
43	Chubb Ltd.	8,877
144	First American Financial Corp.	8,397
53	Hanover Insurance Group, Inc. (The)	7,781
430	Hartford Financial Services Group, Inc. (The)	30,070
60	Marsh & McLennan Cos., Inc.	9,702
23	MetLife, Inc.	1,511
85	Prudential Financial, Inc.	9,223
312	Reinsurance Group of America, Inc.	33,484
151	Selective Insurance Group, Inc.	12,436
43	Travelers Cos., Inc. (The)	7,356
121	Willis Towers Watson PLC	25,998

		197,005

	Interactive Media & Services – 2.5%
28	Alphabet, Inc., Class A(a)	63,901
33	Alphabet, Inc., Class C(a)	75,878
530	Meta Platforms, Inc., Class A(a)	106,249
1,335	Pinterest, Inc., Class A(a)	27,394
23	Twitter, Inc.(a)	1,128

		274,550

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.6%
178	Alibaba Group Holding Ltd., Sponsored ADR(a)	$17,282
45	Amazon.com, Inc.(a)	111,854
734	eBay, Inc.	38,109
133	Etsy, Inc.(a)	12,394
248	Qurate Retail, Inc., Class A	1,044

		180,683

	IT Services – 3.1%
17	Accenture PLC, Class A	5,106
53	Automatic Data Processing, Inc.	11,564
186	Block, Inc.(a)	18,514
69	Cognizant Technology Solutions Corp., Class A	5,582
56	Concentrix Corp.	8,819
540	DXC Technology Co.(a)	15,498
342	Fiserv, Inc.(a)	33,489
106	Gartner, Inc.(a)	30,798
126	Global Payments, Inc.	17,259
90	International Business Machines Corp.	11,899
8	Kyndryl Holdings, Inc.(a)	95
118	Mastercard, Inc., Class A	42,879
41	Paychex, Inc.	5,196
268	PayPal Holdings, Inc.(a)	23,565
60	Perficient, Inc.(a)	5,965
23	Shopify, Inc., Class A(a)	9,817
19	VeriSign, Inc.(a)	3,395
417	Visa, Inc., Class A	88,875
42	WEX, Inc.(a)	6,982

		345,297

	Life Sciences Tools & Services – 0.6%
47	Agilent Technologies, Inc.	5,606
39	Danaher Corp.	9,794
107	Illumina, Inc.(a)	31,742
163	NeoGenomics, Inc.(a)	1,540
45	Repligen Corp.(a)	7,076
20	Thermo Fisher Scientific, Inc.	11,058
11	Waters Corp.(a)	3,333

		70,149

	Machinery – 1.2%
84	AGCO Corp.	10,701
40	Caterpillar, Inc.	8,422
41	Chart Industries, Inc.(a)	6,922
74	Cummins, Inc.	14,000
87	Deere & Co.	32,847
35	Illinois Tool Works, Inc.	6,899
139	ITT, Inc.	9,760
108	Oshkosh Corp.	9,983
30	Otis Worldwide Corp.	2,185
180	PACCAR, Inc.	14,949
23	Parker-Hannifin Corp.	6,229

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
136	Terex Corp.	$4,624
121	Toro Co. (The)	9,696

		137,217

	Media – 1.3%
7	Cable One, Inc.	8,163
96	Charter Communications, Inc., Class A(a)	41,135
991	Comcast Corp., Class A	39,402
470	Interpublic Group of Cos., Inc. (The)	15,332
148	New York Times Co. (The), Class A	5,671
907	News Corp., Class A	18,013
195	Omnicom Group, Inc.	14,845
71	Paramount Global, Class B	2,068

		144,629

	Metals & Mining – 0.5%
94	Alcoa Corp.	6,373
267	Cleveland-Cliffs, Inc.(a)	6,806
247	Commercial Metals Co.	10,127
35	Newmont Corp.	2,550
17	Nucor Corp.	2,631
55	Reliance Steel & Aluminum Co.	10,904
134	Steel Dynamics, Inc.	11,490

		50,881

	Multi-Utilities – 0.2%
104	Consolidated Edison, Inc.	9,645
42	DTE Energy Co.	5,504
25	Sempra Energy	4,034
26	WEC Energy Group, Inc.	2,601

		21,784

	Multiline Retail – 0.3%
122	Kohl’s Corp.	7,061
297	Macy’s, Inc.	7,178
90	Target Corp.	20,579

		34,818

	Oil, Gas & Consumable Fuels – 2.3%
915	Antero Midstream Corp.	9,397
1,153	APA Corp.	47,192
83	Chevron Corp.	13,004
584	CNX Resources Corp.(a)	12,001
504	ConocoPhillips	48,142
176	Diamondback Energy, Inc.	22,216
473	EOG Resources, Inc.	55,228
259	EQT Corp.	10,295
183	Exxon Mobil Corp.	15,601
255	Kinder Morgan, Inc.	4,628
164	Marathon Oil Corp.	4,087
236	Range Resources Corp.(a)	7,066

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
914	Southwestern Energy Co.(a)	$6,855
36	Valero Energy Corp.	4,013

		259,725

	Paper & Forest Products – 0.0%
83	Louisiana-Pacific Corp.	5,355

	Pharmaceuticals – 1.8%
573	Bristol-Myers Squibb Co.	43,130
59	Jazz Pharmaceuticals PLC(a)	9,453
105	Johnson & Johnson	18,948
242	Merck & Co., Inc.	21,463
434	Novartis AG, Sponsored ADR	38,205
154	Novo Nordisk A/S, Sponsored ADR	17,556
276	Pfizer, Inc.	13,543
751	Roche Holding AG, Sponsored ADR	34,681
242	Viatris, Inc.	2,500
26	Zoetis, Inc.	4,609

		204,088

	Professional Services – 0.3%
76	Equifax, Inc.	15,468
109	Exponent, Inc.	10,443
113	Korn Ferry	6,943
66	ManpowerGroup, Inc.	5,953

		38,807

	Real Estate Management & Development – 0.3%
240	CBRE Group, Inc., Class A(a)	19,929
56	Jones Lang LaSalle, Inc.(a)	12,249

		32,178

	REITs - Apartments – 0.4%
199	American Campus Communities, Inc.	12,869
15	AvalonBay Communities, Inc.	3,412
135	Camden Property Trust	21,180
71	Equity Residential	5,787

		43,248

	REITs - Diversified – 0.5%
657	American Assets Trust, Inc.	24,046
52	American Tower Corp.	12,533
44	Crown Castle International Corp.	8,149
18	Digital Realty Trust, Inc.	2,630
7	Equinix, Inc.	5,034
147	Weyerhaeuser Co.	6,060

		58,452

	REITs - Health Care – 0.1%
46	Ventas, Inc.	2,555

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
54	Welltower, Inc.	$4,904

		7,459

	REITs - Hotels – 0.0%
141	Host Hotels & Resorts, Inc.	2,869

	REITs - Mortgage – 0.1%
332	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,277

	REITs - Office Property – 0.5%
995	Brandywine Realty Trust	11,612
488	Corporate Office Properties Trust	13,025
338	Douglas Emmett, Inc.	9,957
451	Easterly Government Properties, Inc.	8,591
150	Kilroy Realty Corp.	10,500

		53,685

	REITs - Regional Malls – 0.0%
339	Macerich Co. (The)	4,254

	REITs - Shopping Centers – 0.2%
821	Brixmor Property Group, Inc.	20,837

	REITs - Warehouse/Industrials – 0.1%
84	ProLogis, Inc.	13,464

	Road & Rail – 0.3%
25	Avis Budget Group, Inc.(a)	6,692
11	Canadian Pacific Railway Ltd.	806
230	CSX Corp.	7,898
35	Norfolk Southern Corp.	9,026
87	Ryder System, Inc.	6,081
35	Union Pacific Corp.	8,200

		38,703

	Semiconductors & Semiconductor Equipment – 2.5%
73	Advanced Micro Devices, Inc.(a)	6,243
36	Analog Devices, Inc.	5,558
56	Applied Materials, Inc.	6,180
82	Cirrus Logic, Inc.(a)	6,216
55	Enphase Energy, Inc.(a)	8,877
242	First Solar, Inc.(a)	17,673
430	Intel Corp.	18,744
10	Lam Research Corp.	4,658
183	Lattice Semiconductor Corp.(a)	8,791
136	Micron Technology, Inc.	9,274
530	NVIDIA Corp.	98,299
299	QUALCOMM, Inc.	41,767
76	Silicon Laboratories, Inc.(a)	10,253
37	Synaptics, Inc.(a)	5,492
106	Texas Instruments, Inc.	18,046
48	Universal Display Corp.	6,131

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
84	Wolfspeed, Inc.(a)	$7,704

		279,906

	Software – 3.7%
27	Adobe, Inc.(a)	10,691
59	Aspen Technology, Inc.(a)	9,354
243	Autodesk, Inc.(a)	45,995
66	Blackbaud, Inc.(a)	3,829
132	CommVault Systems, Inc.(a)	8,052
24	Fair Isaac Corp.(a)	8,964
294	Microsoft Corp.	81,591
868	NortonLifeLock, Inc.	21,735
1,080	Oracle Corp.	79,272
45	Paylocity Holding Corp.(a)	8,533
59	Qualys, Inc.(a)	8,040
340	Salesforce, Inc.(a)	59,819
74	SPS Commerce, Inc.(a)	8,853
260	Workday, Inc., Class A(a)	53,742

		408,470

	Specialty Retail – 0.8%
196	American Eagle Outfitters, Inc.	2,962
27	Asbury Automotive Group, Inc.(a)	4,960
5	AutoZone, Inc.(a)	9,777
57	Best Buy Co., Inc.	5,126
91	Boot Barn Holdings, Inc.(a)	8,195
55	Five Below, Inc.(a)	8,640
24	GameStop Corp., Class A(a)	3,002
22	Home Depot, Inc. (The)	6,609
27	Lithia Motors, Inc.	7,645
90	Lowe’s Cos., Inc.	17,796
74	TJX Cos., Inc. (The)	4,535
18	Tractor Supply Co.	3,626
9	Ulta Beauty, Inc.(a)	3,571
58	Williams-Sonoma, Inc.	7,568

		94,012

	Technology Hardware, Storage & Peripherals – 0.2%
180	Hewlett Packard Enterprise Co.	2,774
184	HP, Inc.	6,740
114	Seagate Technology Holdings PLC	9,352
		18,866

	Textiles, Apparel & Luxury Goods – 0.5%
51	Crocs, Inc.(a)	3,388
34	Deckers Outdoor Corp.(a)	9,035
31	NIKE, Inc., Class B	3,866
1,344	Under Armour, Inc., Class A(a)	20,644
286	VF Corp.	14,872
169	Wolverine World Wide, Inc.	3,350

		55,155

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
195	Mr. Cooper Group, Inc.(a)	$8,769

	Trading Companies & Distributors – 0.1%
57	GATX Corp.	5,893

	Water Utilities – 0.1%
36	American Water Works Co., Inc.	5,547
184	Essential Utilities, Inc.	8,236

		13,783

	Wireless Telecommunication Services – 0.2%
180	T-Mobile US, Inc.(a)	22,165

	Total Common Stocks (Identified Cost $6,325,928)	6,013,307

Principal Amount

Bonds and Notes – 7.0%
	Automotive – 0.1%
$ 7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,907
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,542

		12,382

	Banking – 1.1%
9,000	American Express Co., 3.700%, 8/03/2023	9,100
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,612
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,082
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,006
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,929
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,049
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,971
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,938
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,135
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,808
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,958
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,451

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$8,645
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,933
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,975
5,000	State Street Corp., 2.400%, 1/24/2030	4,490
4,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	3,435
8,000	Truist Bank, 3.200%, 4/01/2024	8,005
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,778

		118,300

	Brokerage – 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,160
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,634

		14,794

	Building Materials – 0.1%
8,000	Owens Corning, 3.950%, 8/15/2029	7,823

	Chemicals – 0.1%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	6,053

	Construction Machinery – 0.1%
9,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	8,793

	Diversified Manufacturing – 0.1%
9,000	3M Co., 3.050%, 4/15/2030	8,449
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,575

		12,024

	Electric – 0.4%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,050
10,000	Entergy Corp., 0.900%, 9/15/2025	9,052
4,000	Exelon Corp., 4.050%, 4/15/2030	3,914
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,834
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,704

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$ 2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$1,730
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,859

		39,143

	Environmental – 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,178
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,637

		4,815

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,809
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,434

		8,243

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,013

	Food & Beverage – 0.2%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,287
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,099
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,573
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,418

		25,377

	Government Owned - No Guarantee – 0.1%
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,802

	Health Insurance – 0.1%
7,000	Anthem, Inc., 4.101%, 3/01/2028	6,994
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,868

		13,862

	Healthcare – 0.1%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,034
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,004
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,878

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$3,887
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,571

		16,374

	Integrated Energy – 0.2%
7,000	BP Capital Markets PLC, 3.814%, 2/10/2024	7,061
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,921
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,560

		23,542

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,103

	Midstream – 0.1%
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,075

	Mortgage Related – 1.2%
32,394	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	29,597
18,293	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	17,276
8,000	FHLMC, 3.500%, 5/01/2052	7,772
29,160	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	25,774
27,664	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	25,288
19,174	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	18,209
10,945	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	10,641
640	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	638
763	FNMA, 4.500%, with various maturities in 2049(b)	778

		135,973

	Natural Gas – 0.1%
10,000	NiSource, Inc., 0.950%, 8/15/2025	9,068

	Pharmaceuticals – 0.2%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,954
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,344

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$ 5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$4,847
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,336

		17,481

	Property & Casualty Insurance – 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,810

	Railroads – 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	6,677

	REITs - Apartments – 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,655

	REITs - Health Care – 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	3,538

	REITs - Office Property – 0.2%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,969
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,783
8,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	7,008

		18,760

	REITs - Single Tenant – 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,928
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,677

		3,605

	REITs - Warehouse/Industrials – 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,233

	Restaurants – 0.1%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,557

	Retailers – 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,894
9,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	7,706

		11,600

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 0.4%
$ 7,000	Apple, Inc., 2.500%, 2/09/2025	$6,903
3,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	2,805
4,000	HP, Inc., 3.000%, 6/17/2027	3,750
4,000	Intel Corp., 2.450%, 11/15/2029	3,621
9,000	International Business Machines Corp., 4.000%, 6/20/2042	8,236
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,724
7,000	Oracle Corp., 2.950%, 5/15/2025	6,773
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,483

		42,295

	Treasuries – 1.3%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,798
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,093
22,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,951
20,000	U.S. Treasury Bond, 3.000%, 5/15/2045	19,344
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,790
13,000	U.S. Treasury Bond, 3.000%, 2/15/2049	12,898
33,000	U.S. Treasury Note, 0.375%, 11/30/2025	30,124
38,000	U.S. Treasury Note, 2.125%, 12/31/2022	38,091

		148,089

	Utility Other – 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,707

	Wireless – 0.1%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,733

	Wirelines – 0.1%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,431
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,121
6,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	6,067

		10,619

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $862,331)	$776,918

Shares

Exchange-Traded Funds – 7.6%
12,259	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $940,636)	846,729

Mutual Funds – 11.4%
31,209	WCM Focused Emerging Markets Fund, Institutional Class	441,913
40,084	WCM Focused International Growth Fund, Institutional Class	827,338

	Total Mutual Funds (Identified Cost $1,603,649)	1,269,251

Affiliated Mutual Funds – 16.9%
29,932	Loomis Sayles Inflation Protected Securities Fund, Class N	331,949
24,608	Loomis Sayles Limited Term Government and Agency Fund, Class N	269,460
47,629	Mirova Global Green Bond Fund, Class N	431,997
73,226	Mirova International Sustainable Equity Fund, Class N	848,688

	Total Affiliated Mutual Funds (Identified Cost $2,156,610)	1,882,094

Principal Amount

Short-Term Investments – 3.7%
$418,204	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $418,204 on 5/02/2022 collateralized by $279,600 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $250,015; $34,300 U.S. Treasury Note, 1.125% due 8/31/2028 valued at $30,847; $44,100 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $40,422; $12,700 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $12,755; $90,300 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $92,810 including accrued interest(d) (Identified Cost $418,204)	418,204

	Total Investments – 100.5% (Identified Cost $12,307,358)	11,206,503
	Other assets less liabilities – (0.5)%	(54,200)

	Net Assets – 100.0%	$11,152,303

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $6,613 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$336,367	$23,297	$11,808	$820	$(16,727)	$331,949	29,932	$4,124
Loomis Sayles Limited Term Government and Agency Fund, Class N	275,060	15,545	13,444	(251)	(7,450)	269,460	24,608	601
Mirova Global Green Bond Fund, Class N	443,994	40,084	10,554	(882)	(40,645)	431,997	47,629	6,631
Mirova International Sustainable Equity Fund, Class N	850,681	107,103	6,490	583	(103,189)	848,688	73,226	—

	$1,906,102	$186,029	$42,296	$270	$(168,011)	$1,882,094	175,395	$11,356

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,013,307	$—	$—	$6,013,307
Bonds and Notes*	—	776,918	—	776,918
Exchange-Traded Funds	846,729	—	—	846,729
Mutual Funds	1,269,251	—	—	1,269,251
Affiliated Mutual Funds	1,882,094	—	—	1,882,094
Short-Term Investments	—	418,204	—	418,204

Total	$10,011,381	$1,195,122	$—	$11,206,503

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	80.5%
Fixed Income	16.3
Short-Term Investments	3.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%